Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Document Type	POS AM
Amendment Flag	true
Amendment Description	On September 29, 2020, Hall of Fame Resort & Entertainment Company (the “Company”) filed a Registration Statement on Form S-1 (Registration No. 333-249133), as amended by Amendment No. 1 filed on October 19, 2020 and Amendment No. 2 filed on November 6, 2020, which was declared effective by the Securities and Exchange Commission (“SEC”) on November 16, 2020 (as amended, the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to include information contained in the Company’s (i) Annual Report on Form 10-K/A for the year ended December 31, 2020, (ii) Quarterly Report on Form 10-Q for the period ended March 31, 2021, and (iii) certain other information in such Registration Statement. This post-effective amendment covers the offer and sale by the Company of the shares of Common Stock that are issuable upon the exercise of outstanding Series B Warrants.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001708176
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE